Accrued expenses and other current liabilities (Tables)	12 Months Ended
Sep. 30, 2025
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities
	As of	As of
	September 30,	September 30,
	2025	2024
Payroll payable	$316,076	$277,383
Interest payable	113,295	-
Accrued expenses	5,554	26,050
Accrued expenses and other current liabilities	$434,925	$303,433